Estimated Amortization Expense for Intangible Assets (Detail) - Mar. 31, 2016 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
To be amortized during the twelve months ending March 31:
2017	₨ 3.0	$ 0.0
2018	1.0	0.0
2019	1.0	0.0
2020	0.0	0.0
2021	₨ 0.0	$ 0.0